Name: Alfred P. Ouellette
Title:	Assistant Vice President and
Senior Counsel

December 23, 2008

EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	John Hancock California Tax-Free Income– (the “Trust”)
Prospectus and Statement of Additional Information:
- John Hancock California Tax-Free Income Fund (the “Fund”);
File Nos. 811-5979 and 33-31675

CERTIFICATE UNDER RULE 497(j)

Gentlemen and Ladies:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of the Fund’s Prospectus and the Fund’s Statement of Additional Information dated January 1, 2009 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette
Alfred P. Ouellette